Other Equity - Summary of Reserves (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other reserves [abstract]
Share premium account	$ 518	$ 518	$ 518
Foreign currency translation reserve	43	39	37
Employee share awards reserve	268	246	213
Cash flow hedge reserve	100	50	114
Cost of hedging reserve	(54)	(23)	(74)
Equity investments reserve	15	16	17
Capital redemption reserve	177	177	177
Non-controlling interest contribution reserve	1,283	1,283	1,283
Total reserves	$ 2,350	$ 2,306	$ 2,285